BASIS OF PRESENTATION AND BUSINESS	12 Months Ended
Dec. 31, 2018
BASIS OF PRESENTATION AND BUSINESS [Abstract]
BASIS OF PRESENTATION AND BUSINESS
NOTE 1 – BASIS OF PRESENTATION AND BUSINESS

On July 26, 2018 (the “Closing Date”), International Money Express, Inc. (formerly FinTech Acquisition Corp. II) consummated the previously announced transaction (the “Merger”) by and among FinTech Acquisition Corp. II, a Delaware corporation (“FinTech”), FinTech II Merger Sub Inc., a wholly-owned subsidiary of FinTech (“Merger Sub 1”), FinTech II Merger Sub 2 LLC, a wholly-owned subsidiary of FinTech (“Merger Sub 2”), Intermex Holdings II, Inc. (“Intermex”) and SPC Intermex Representative LLC (“SPC Intermex”) (See Note 3). As a result of the Merger, the separate corporate existence of Intermex ceased and Merger Sub 2 (which changed its name to International Money Express Sub 2, LLC in connection with the closing of the Merger) continued as the surviving entity. In connection with the closing of the Merger, FinTech changed its name to International Money Express, Inc. (the “Company”). Unless the context below otherwise provides, the “Company” refers to the combined company following the Merger and, together with their respective subsidiaries, “FinTech” refers to the registrant prior to the closing of the Merger and “Intermex” refers to Intermex Holdings II, Inc. prior to the closing of Merger.

The Merger has been accounted for as a reverse recapitalization where FinTech was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the facts that following the Merger, the former stockholders of Intermex control the majority of the voting rights in respect of the board of directors of the Company, Intermex comprising the ongoing operations of the Company and Intermex’s senior management comprising the senior management of the Company. Accordingly, the Merger is treated as the equivalent of Intermex issuing stock for the net assets of FinTech, accompanied by a recapitalization. The net assets of FinTech are stated at historical cost, with no goodwill or other intangible assets resulting from the Merger. The consolidated assets, liabilities and results of operations prior to the Closing Date of the Merger are those of Intermex, and FinTech’s assets, liabilities and results of operations are consolidated with Intermex beginning on the Closing Date. The shares and corresponding capital amounts included in common stock and additional paid-in capital, pre-merger, have been retroactively restated as shares reflecting the exchange ratio in the Merger for all Successor periods. The historical financial information and operating results of FinTech prior to the Merger have not been separately presented in these consolidated financial statements as they were not significant or meaningful.

Stella Point Capital, LLC (“Stella Point”) acquired a majority interest in Intermex on February 1, 2017 as discussed in further detail in Note 3. In connection with the acquisition of Intermex by Stella Point, the Company applied “push-down” accounting and the assets and liabilities were adjusted to fair value on the closing date of the transaction, February 1, 2017. As a result, the Company's consolidated financial statement presentation distinguishes between a predecessor period ("Predecessor") for periods prior to the transaction, and a successor period ("Successor"), for periods subsequent to the transaction.

The consolidated financial statements of the Company include Intermex, its wholly-owned indirect subsidiary, Intermex Wire Transfer, LLC (“LLC”), Intermex Wire Transfers de Guatemala, S.A. (“Intermex Guatemala”) - 99.8% owned by LLC, Intermex Wire Transfer de Mexico, S.A. and Intermex Transfers de Mexico, S.A. (“Intermex Mexico”) - 98% owned by LLC, Intermex Wire Transfer Corp. - 100% owned by LLC and Intermex Wire Transfer II, LLC - 100% owned by LLC. Non-controlling interest in the results of operations of consolidated subsidiaries represents the minority stockholders’ share of the profit or (loss) of Intermex Mexico and Intermex Guatemala. The non-controlling interest asset and non-controlling interest in the portion of the profit or (loss) from operations of these subsidiaries were not recorded by the Company as they are considered immaterial.

The accompanying financial statements in this Annual Report on Form 10-K are presented on a consolidated basis and include the accounts of the Company and its majority-owned subsidiaries. All significant inter-company balances and transactions have been eliminated. The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The Company operates as a money transmitter, primarily between the United States of America (“U.S.”) and Mexico, Guatemala and other countries in Latin America through a network of authorized agents located in various unaffiliated retail establishments throughout the U.S.